Income Taxes	12 Months Ended
Dec. 31, 2017
Income Taxes [Abstract]
Income Taxes
Income Taxes

Significant components of the current and deferred income tax reflected in the consolidated statements of loss are as follows:

	2017	2016	2015
Current income tax expense	18,491	36,846	8,858

Deferred income tax expense (recovery) in respect of:
Origination & reversal of temporary differences	(55,248)	(64,271)	(8,633)
Change in tax rates during the period	—	(7,376)	(23,289)
	(55,248)	(71,647)	(31,922)
Provision for (recovery of) income taxes	(36,757)	(34,801)	(23,064)

Income taxes that are required to be reflected in equity, instead of in the consolidated statements of loss, are included in the consolidated statements of changes in (deficit) equity.

Current and deferred income tax referred to above is recognized based on management’s best estimate of the tax rates expected to apply to the income, loss or temporary difference.

The Company is subject to income tax in various jurisdictions with varying tax rates. The United States legislated a reduction of their corporate tax rate to 21% (announced during the year, applicable after December 31, 2017) which does not have a significant impact on the Company's provision for (recovery of) income taxes. There were no material changes to the statutory tax rates in the taxing jurisdictions where the majority of the Company’s income for tax purposes was earned or where its material temporary differences or losses are expected to be realized or settled.

Although statutory tax rates may not have changed materially, the impact of commercial decisions and market forces have resulted in changes to the distribution of income for tax purposes amongst taxing jurisdictions and therefore result in a change in the tax rate applicable to such item of income or temporary difference.

The Company continues to believe the amount of unrealized tax benefits appropriately reflects the uncertainty of items that are or may in the future be under discussion, audit, dispute or appeal with a tax authority or which otherwise result in uncertainty in the determination of income for tax purposes. If appropriate, an unrealized tax benefit will be realized in the reporting period in which the Company determines that realization is not in doubt. Where the final determined outcome is different from the Company’s estimate, such difference will impact the Company’s income taxes in the reporting period during which such determination is made.

A reconciliation of the amount of income taxes reflected above compared to the amount of income taxes that would result by multiplying income (loss) before income taxes by the legislated tax rate applicable to the Company in Canada is as follows:

	2017	2016	2015
Loss from continuing operations before tax	(1,627,492)	(1,348,894)	(52,489)

Expected expense / (recovery) at the Company's Canadian tax rate 26.5%	(431,285)	(357,205)	(13,909)
Effect of tax rates outside of Canada	279,213	261,981	(15,952)
Change in tax rates during the period	—	(7,376)	(23,289)
Non-deductible and non-taxable items	12,241	23,193	4,742
Capitalized expenditures	—	178	9,279
Change in deferred income tax assets not recognized	99,297	42,511	13,800
Other items	3,777	1,917	2,265
Provision for (recovery of) income taxes	(36,757)	(34,801)	(23,064)

Significant components of the deferred income tax assets and liabilities reflected in the consolidated balance sheets are as follows:

	2017	2016
Deferred income tax assets (liabilities) in respect of:
Losses and credits	1,198	987
Intangible assets	(130,523)	(179,028)
Other items	(3,328)	(2,218)
Deferred income tax assets (liabilities), net	(132,653)	(180,259)

Deferred income tax assets	2,466	979
Deferred income tax liabilities	(135,119)	(181,238)
Deferred income tax assets (liabilities), net	(132,653)	(180,259)

A deferred income tax asset has not been recognized for certain temporary differences that may be available to reduce income subject to tax in a taxation period subsequent to the period covered by these financial statements. The amount of such temporary differences, that is the amount before applying the relevant tax rate, which is not recognized in the consolidated balance sheets or consolidated statements of loss, is as follows:

	2017	2016
Losses and credits	774,864	505,660
Other items	1,620	51
Total unrecognized temporary differences	776,484	505,711

The deferred income tax assets in connection with the Company’s losses and credits that may be available to reduce income subject to tax in a taxation period subsequent to the period covered by these financial statements, is as follows:

	2017	2016
Expiring within 15 years	756	1,608
Expiring between 15 and 20 years	154,281	90,967
No expiration	50,631	46,925
Total deferred income tax asset in respect of losses and credits	205,668	139,500

Total in North America	155,241	92,433
Total in Europe	48,696	44,426
Total in other jurisdictions	1,731	2,641
Total deferred income tax asset in respect of losses and credits	205,668	139,500

The integrated nature of the Company’s global operations gives rise to many transactions in the ordinary course of business in respect of which the determination of income for tax purposes may be uncertain. Transactions that arise between multiple taxing jurisdictions are subject to review by these jurisdictions, where a decision of one taxing authority may not agree with the decision of another. The Company is committed to mitigating uncertainty that may arise in connection with such transactions and to this end has prepared documentation that complies with local legislation and is in accordance with international guidelines, such as those of the Organization of Economic Co-operation and Development. Refer to the Income taxes section of the Critical Accounting Estimates and Judgments and Key Sources of Estimation Uncertainty of these notes to the consolidated financial statements for additional information regarding the Company’s judgment and use of estimates relevant to income taxes.
The Company’s global operations requires a corporate structure that includes affiliated legal entities that are collectively subject to the authority of numerous taxing jurisdictions. Certain transactions may arise which create a temporary difference in connection with an affiliated legal entity. The realization of this temporary difference may result in income tax. As at December 31, 2017, the Company has recognized $3,017 (2016 - $2,103) deferred income tax liability in connection with the realization of a temporary difference for certain affiliated legal entities on the basis that it is probable that such a temporary difference will be realized in the foreseeable future.